Statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities
Net income (loss) for the year	$ 290,310	$ (23,337)
Adjustment to reconcile net income (loss) for the year to net cash from operating activities
Net realized (gains) losses on redemptions and sales of platinum and palladium bullion	(255)
Net change in unrealized (gains) losses on platinum and palladium bullion	(293,022)	22,024
Net changes in operating assets and liabilities
Increase (decrease) in due to broker	8,495
Increase (decrease) in accounts payable	(7)	105
Net cash provided by (used in) operating activities	5,521	(1,208)
Cash flows from investing activities
Purchases of platinum and palladium bullion	(310,441)	(73,480)
Sales of platinum and palladium bullion	1,936
Net cash provided by (used in) investing activities	(308,505)	(73,480)
Cash flows from financing activities
Proceeds from issuance of Units (note 7)	317,507	75,063
Payments on redemption of Units (note 7)	(17)	(87)
Underwriting commissions and issue expenses	(2,775)	(571)
Net cash provided by (used in) financing activities	314,715	74,405
Net increase (decrease) in cash during the year	11,731	(283)
Cash at beginning of year	311	594
Cash at end of year	$ 12,042	$ 311